OTHER LIABILITIES - OTHER	12 Months Ended
Dec. 31, 2014
OTHER LIABILITIES - OTHER	NOTE 20. OTHER LIABILITIES - OTHER Other liabilities consist of the following:

	December 31
(in US$ thousands)	2013	2014
Deferred tax liabilities (Note 25)	$—	$1,928
Other	11	10

	$11	$1,938